LEASES	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
LEASES
9.	LEASES
Lessor Arrangements
During the nine months ended September 30, 2021, the Company earned minimum operating lease income of $5,558 and contingent operating lease income of $1,402. During the nine months ended September 30, 2020, the Company earned minimum operating lease income of $11,087 and contingent operating lease income of $(2,193)
. Total lease income for the nine months ended September 30, 2020 was reduced by
$3,943 as a result of the rent concessions and uncollectible lease income related to the effects of the
COVID-19
pandemic.